Cover	Aug. 17, 2023
Cover [Abstract]
Document Type	8-K/A
Amendment Flag	true
Amendment Description	Adial Pharmaceuticals, Inc. is filing this Amendment No. 1 to its Current Report on Form 8-K originally filed with the Securities and Exchange Commission (the “SEC”) on August 18, 2023 (the “Original Form 8-K Filing”) solely to correct the date of earliest event reported on the Cover Page to reflect the closing date as opposed to the retroactive effective date of the transaction, to disclose in Item 2.01 that the date of completion of the sale of the Purnovate assets and business referred to therein was August 17, 2023, and correct the date of the contractual closing in the notes to the pro forma financials. As previously filed, the Cover Page reflected an incorrect date of earliest event reported of June 30, 2023, which was the retroactive effective date of the sale not the August 17, 2023 date of the contractual closing when the closing documents were finalized and the retroactive effective date of June 30, 2023 was agreed to, and the notes to the pro forma financials incorrectly implied that the contractual closing took place on June 30, 2023. No other changes have been made to the Original Form 8-K.
Document Period End Date	Aug. 17, 2023
Entity File Number	001-38323
Entity Registrant Name	Adial Pharmaceuticals, Inc.
Entity Central Index Key	0001513525
Entity Tax Identification Number	82-3074668
Entity Incorporation, State or Country Code	DE
Entity Address, Address Line One	1180 Seminole Trail
Entity Address, Address Line Two	Ste 495
Entity Address, City or Town	Charlottesville
Entity Address, State or Province	VA
Entity Address, Postal Zip Code	22901
City Area Code	434
Local Phone Number	422-9800
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Title of 12(b) Security	Common Stock
Trading Symbol	ADIL
Security Exchange Name	NASDAQ
Entity Emerging Growth Company	true
Elected Not To Use the Extended Transition Period	false